Deferred Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
As at 1 January	¥ 12,720	¥ 13,433
Additions	34,623	0
Amortization	(2,735)	(713)
As at 31 December	¥ 44,608	¥ 12,720